UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-02380

The Cash Management Trust of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2008

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

The Cash Management Trust of America®
Investment portfolio

December 31, 2008
unaudited

Short-term securities — 100.80%	Yield at acquisition	Principal amount (000)	Value (000)

FEDERAL AGENCY DISCOUNT NOTES — 63.76%
Fannie Mae January 06, 2009	1.70%	$350,000	$349,939
Fannie Mae January 07, 2009	1.25	200,000	199,967
Fannie Mae January 08, 2009	0.50	33,000	32,996
Fannie Mae January 12, 2009	1.93	150,000	149,954
Fannie Mae January 16, 2009	0.60	150,000	149,939
Fannie Mae January 20, 2009	0.44	68,400	68,380
Fannie Mae January 26, 2009	1.60	243,678	243,535
Fannie Mae January 27, 2009	0.81	163,100	162,998
Fannie Mae January 28, 2009	1.01	120,935	120,870
Fannie Mae January 30, 2009	0.80	150,000	149,913
Fannie Mae February 02, 2009	0.84	87,800	87,744
Fannie Mae February 03, 2009	0.90	200,000	199,874
Fannie Mae February 04, 2009	0.89	482,300	481,987
Fannie Mae February 09, 2009	0.15	40,180	40,151
Fannie Mae February 10, 2009	1.05	125,000	124,952
Fannie Mae February 11, 2009	0.80	357,865	357,683
Fannie Mae February 13, 2009	0.50	250,000	249,865
Fannie Mae February 17, 2009	0.40	140,000	139,957
Fannie Mae February 23, 2009	0.15	150,000	149,952
Fannie Mae February 24, 2009	0.30	242,200	242,120
Fannie Mae February 25, 2009	0.62	182,918	182,852
Fannie Mae March 04, 2009	0.60	81,250	81,212
Fannie Mae March 06, 2009	0.08	54,450	54,423
Fannie Mae March 12, 2009	0.25	93,300	93,249
Fannie Mae March 18, 2009	0.24	51,500	51,468
Fannie Mae March 24, 2009	0.08	300,000	299,796
Federal Farm Credit Banks January 06, 2009	0.25	25,000	24,999
Federal Farm Credit Banks January 07, 2009	0.25	20,000	19,999
Federal Home Loan Bank January 02, 2009	2.06	50,000	49,995
Federal Home Loan Bank January 05, 2009	2.01	150,000	149,977
Federal Home Loan Bank January 07, 2009	2.01	75,000	74,986
Federal Home Loan Bank January 08, 2009	0.50	200,000	199,978
Federal Home Loan Bank January 09, 2009	1.95	61,925	61,910
Federal Home Loan Bank January 13, 2009	2.41	125,000	124,962
Federal Home Loan Bank January 14, 2009	1.68	322,300	322,199
Federal Home Loan Bank January 16, 2009	1.66	6,500	6,497
Federal Home Loan Bank January 21, 2009	0.78	200,000	199,910
Federal Home Loan Bank January 23, 2009	0.62	103,600	103,554
Federal Home Loan Bank January 26, 2009	1.88	176,700	176,611
Federal Home Loan Bank January 27, 2009	1.30	200,000	199,875
Federal Home Loan Bank January 28, 2009	0.38	88,700	88,663
Federal Home Loan Bank January 30, 2009	0.45	100,000	99,942
Federal Home Loan Bank February 02, 2009	1.20	188,392	188,273
Federal Home Loan Bank February 03, 2009	0.83	168,300	168,194
Federal Home Loan Bank February 06, 2009	0.82	119,000	118,918
Federal Home Loan Bank February 09, 2009	1.00	50,000	49,964
Federal Home Loan Bank February 10, 2009	1.00	100,000	99,962
Federal Home Loan Bank February 11, 2009	0.88	57,700	57,671
Federal Home Loan Bank February 13, 2009	0.95	95,000	94,949
Federal Home Loan Bank February 17, 2009	0.45	150,000	149,954
Federal Home Loan Bank February 23, 2009	0.60	150,000	149,952
Federal Home Loan Bank February 24, 2009	0.60	195,000	194,936
Federal Home Loan Bank February 25, 2009	0.63	30,900	30,889
Federal Home Loan Bank March 02, 2009	0.65	300,000	299,868
Federal Home Loan Bank March 09, 2009	0.12	100,000	99,948
Federal Home Loan Bank March 10, 2009	0.24	80,600	80,557
Federal Home Loan Bank March 11, 2009	1.40	152,004	151,922
Federal Home Loan Bank March 13, 2009	0.19	100,000	99,944
Federal Home Loan Bank March 16, 2009	0.15	34,500	34,480
Federal Home Loan Bank March 17, 2009	0.24	125,000	124,925
Federal Home Loan Bank March 18, 2009	0.18	175,000	174,893
Federal Home Loan Bank March 20, 2009	0.20	150,000	149,904
Federal Home Loan Bank March 24, 2009	0.20	65,000	64,956
Federal Home Loan Bank March 27, 2009	0.28	100,000	99,929
Federal Home Loan Bank March 30, 2009	0.10	92,350	92,282
Federal Home Loan Bank April 01, 2009	0.07	200,000	199,844
Freddie Mac January 02, 2009	0.50	61,200	61,198
Freddie Mac January 05, 2009	1.74	625,000	624,905
Freddie Mac January 06, 2009	0.48	166,400	166,380
Freddie Mac January 07, 2009	2.06	100,000	99,981
Freddie Mac January 09, 2009	2.02	132,300	132,267
Freddie Mac January 12, 2009	0.78	251,750	251,685
Freddie Mac January 14, 2009	0.55	68,500	68,485
Freddie Mac January 16, 2009	0.50	100,000	99,960
Freddie Mac January 23, 2009	0.44	250,000	249,930
Freddie Mac February 02, 2009	1.45	561,895	561,539
Freddie Mac February 06, 2009	0.96	572,200	571,807
Freddie Mac February 09, 2009	0.87	99,500	99,428
Freddie Mac February 10, 2009	0.90	44,100	44,083
Freddie Mac February 17, 2009	1.00	91,500	91,472
Freddie Mac February 19, 2009	0.12	100,000	99,972
Freddie Mac February 27, 2009	0.16	297,000	296,891
Freddie Mac March 02, 2009	0.67	200,000	199,912
Freddie Mac March 03, 2009	0.20	250,000	249,885
Freddie Mac March 09, 2009	0.17	529,431	529,156
Freddie Mac March 10, 2009	0.18	200,000	199,894
Freddie Mac March 12, 2009	0.15	250,000	249,862
Freddie Mac March 23, 2009	0.24	4,800	4,797
International Bank for Reconstruction and Development January 09, 2009	2.11	50,000	49,988
International Bank for Reconstruction and Development January 13, 2009	1.66	160,000	159,954
International Bank for Reconstruction and Development January 14, 2009	2.01	100,000	99,965
International Bank for Reconstruction and Development January 16, 2009	2.11	34,600	34,586
International Bank for Reconstruction and Development January 21, 2009	2.16	48,500	48,478
International Bank for Reconstruction and Development January 28, 2009	1.71	200,000	199,893
International Bank for Reconstruction and Development January 30, 2009	1.00	8,500	8,495
International Bank for Reconstruction and Development February 02, 2009	1.23	50,000	49,968
International Bank for Reconstruction and Development February 03, 2009	0.85	120,210	120,134
International Bank for Reconstruction and Development February 04, 2009	1.10	50,000	49,967
International Bank for Reconstruction and Development February 05, 2009	0.75	50,000	49,967
International Bank for Reconstruction and Development February 13, 2009	1.10	50,000	49,973
International Bank for Reconstruction and Development February 17, 2009	1.00	50,000	49,985
International Bank for Reconstruction and Development March 02, 2009	0.85	95,000	94,958
International Bank for Reconstruction and Development March 04, 2009	0.67	100,000	99,953
International Bank for Reconstruction and Development March 05, 2009	0.45	250,000	249,880
International Bank for Reconstruction and Development March 09, 2009	0.25	100,000	99,948
International Bank for Reconstruction and Development March 10, 2009	0.25	200,000	199,894
International Bank for Reconstruction and Development March 11, 2009	0.25	141,500	141,424
International Bank for Reconstruction and Development March 16, 2009	0.21	175,000	174,897
International Bank for Reconstruction and Development March 20, 2009	0.15	100,000	99,936
			16,432,679

COMMERCIAL PAPER — 24.65%
Abbott Laboratories January 06, 2009[1]	1.05	40,000	39,993
Abbott Laboratories January 09, 2009[1]	1.07	40,000	39,989
AT&T Inc. January 12, 2009[1]	1.25	35,000	34,984
AT&T Inc. January 26, 2009[1]	1.05	20,000	19,985
AT&T Inc. February 25, 2009[1]	0.25	38,435	38,421
Bank of Nova Scotia February 13, 2009	1.34	34,250	34,178
Bank of Nova Scotia February 18, 2009	0.50	35,000	34,943
Barton Capital LLC February 09, 2009[1]	0.50	30,000	29,983
Barton Capital LLC February 12, 2009[1]	0.30	25,000	24,991
BASF AG January 08, 2009[1]	2.16	50,000	49,975
BASF AG January 09, 2009[1]	1.91	20,000	19,991
BASF AG February 09, 2009[1]	0.95	18,500	18,480
BASF AG February 27, 2009[1]	0.15	41,000	40,990
Becton, Dickinson and Co. January 22, 2009	0.25	15,000	14,998
BNP Paribas Finance Inc. February 17, 2009	1.09	50,000	49,912
BNP Paribas Finance Inc. February 27, 2009	0.44	24,800	24,782
BP Capital Markets PLC January 05, 2009[1]	1.71	100,000	99,966
BP Capital Markets PLC January 12, 2009[1]	0.85	50,000	49,965
BP Capital Markets PLC February 10, 2009[1]	0.85	35,000	34,927
Brown-Forman Corp. January 07, 2009[1]	2.01	25,000	24,992
Caisse d’Amortissement de la Dette Sociale January 16, 2009	1.25	50,000	49,953
Caisse d’Amortissement de la Dette Sociale January 30, 2009	1.40	125,000	124,761
Caisse d’Amortissement de la Dette Sociale February 09, 2009	1.30	25,000	24,945
Caisse d’Amortissement de la Dette Sociale February 12, 2009	0.40	30,000	29,939
Calyon North America Inc. January 12, 2009	0.97	25,000	24,992
Campbell Soup Co. February 20, 2009[1]	0.10	20,000	19,993
Canada Bills January 15, 2009	1.10	100,000	99,951
Canada Bills January 21, 2009	0.40	100,000	99,932
Canada Bills January 23, 2009	0.40	100,000	99,925
Canadian Wheat Board February 05, 2009	0.40	50,000	49,970
Chevron Corp. January 20, 2009	1.05	25,000	24,985
Chevron Corp. February 09, 2009	1.10	45,000	44,959
Chevron Funding Corp. January 08, 2009	0.85	50,000	49,991
Chevron Funding Corp. January 29, 2009	0.25	50,000	49,990
Danske Corp. February 11, 2009[1]	1.76	35,000	34,930
Danske Corp. February 17, 2009[1]	1.47	30,000	29,947
Denmark (Kingdom of) February 10, 2009	0.90	100,000	99,791
Denmark (Kingdom of) February 12, 2009	0.88	100,000	99,795
Denmark (Kingdom of) February 17, 2009	0.68	35,000	34,988
Eaton Corp. January 02, 2009[1]	2.77	25,300	25,296
Eaton Corp. February 18, 2009[1]	0.80	25,000	24,958
Electricité de France February 02, 2009[1]	1.50	20,000	19,972
Electricité de France February 13, 2009[1]	0.72	52,330	52,284
Electricité de France February 20, 2009[1]	1.00	35,000	34,950
Eli Lilly and Co. January 09, 2009[1]	1.35	25,000	24,992
Eli Lilly and Co. January 12, 2009[1]	1.35	50,000	49,965
Eli Lilly and Co. January 20, 2009[1]	1.43	89,500	89,442
Eli Lilly and Co. January 23, 2009[1]	1.40	60,000	59,955
Emerson Electric Co. January 12, 2009[1]	1.00	25,000	24,992
Emerson Electric Co. February 04, 2009[1]	0.65	35,000	34,978
Enterprise Funding Co. LLC February 05, 2009[1]	1.20	50,103	50,043
Estée Lauder Companies Inc. January 16, 2009[1]	1.05	14,000	13,993
Estée Lauder Companies Inc. January 27, 2009[1]	1.20	10,150	10,141
European Investment Bank February 19, 2009	0.28	50,000	49,941
Export Development Canada January 23, 2009	0.65	75,000	74,944
Export Development Canada February 02, 2009	0.65	50,000	49,949
Export Development Canada February 06, 2009	0.55	50,000	49,952
Genentech, Inc. January 08, 2009[1]	0.70	25,000	24,996
Genentech, Inc. January 22, 2009[1]	0.55	25,000	24,992
General Dynamics Corp. January 05, 2009[1]	2.31	25,000	24,991
General Electric Capital Corp., FDIC insured, February 09, 2009	0.75	100,000	99,803
Harvard University January 13, 2009	0.95	25,000	24,991
Harvard University January 16, 2009	1.15	18,000	17,991
Harvard University January 20, 2009	0.95	13,042	13,034
Hewlett-Packard Co. January 06, 2009[1]	1.10	25,000	24,995
Hewlett-Packard Co. January 12, 2009[1]	1.30	18,000	17,991
Hewlett-Packard Co. February 12, 2009[1]	0.12	25,000	24,996
Hewlett-Packard Co. February 13, 2009[1]	0.36	30,000	29,987
Illinois Tool Works Inc. January 07, 2009	1.86	19,000	18,995
Illinois Tool Works Inc. January 13, 2009	1.50	45,000	44,981
Illinois Tool Works Inc. January 16, 2009	1.81	24,138	24,125
Johnson & Johnson January 14, 2009[1]	0.75	30,000	29,991
Johnson & Johnson January 21, 2009[1]	0.75	100,000	99,932
Johnson & Johnson February 05, 2009[1]	0.55	25,000	24,977
Jupiter Securitization Co., LLC January 20, 2009[1]	0.25	40,000	39,994
Jupiter Securitization Co., LLC February 12, 2009[1]	0.30	50,000	49,982
Jupiter Securitization Co., LLC February 13, 2009[1]	1.02	65,000	64,843
KfW January 09, 2009[1]	0.79	40,000	39,992
KfW January 12, 2009[1]	0.60	32,800	32,793
KfW January 14, 2009[1]	0.84	100,000	99,967
KfW February 17, 2009[1]	0.55	50,000	49,987
KfW February 19, 2009[1]	0.23	30,000	29,990
Lloyds Bank PLC February 19, 2009	1.10	25,000	24,958
Lowe’s Cos. Inc. February 17, 2009	0.40	25,000	24,955
Merck & Co. Inc. January 08, 2009	1.50	50,000	49,985
Merck & Co. Inc. January 14, 2009	1.15	40,000	39,982
Merck & Co. Inc. January 16, 2009	1.33	100,000	99,948
Merck & Co. Inc. January 20, 2009	1.15	35,000	34,977
Microsoft Corp. January 13, 2009[1]	0.50	25,000	24,995
Microsoft Corp. February 06, 2009[1]	0.50	25,000	24,987
Nestlé Capital Corp. January 20, 2009[1]	0.85	50,000	49,967
Nestlé Capital Corp. January 21, 2009[1]	0.80	140,000	139,904
Nestlé Capital Corp. February 11, 2009[1]	0.65	25,000	24,977
Nestlé Finance International Ltd. January 26, 2009	0.80	30,000	29,975
NetJets Inc. January 05, 2009[1]	1.30	25,000	24,992
NetJets Inc. January 06, 2009[1]	1.50	25,000	24,990
NetJets Inc. January 15, 2009[1]	1.00	15,000	14,994
NetJets Inc. February 27, 2009[1]	0.12	15,600	15,597
Nokia Corp. January 07, 2009[1]	2.06	30,000	29,988
Nokia Corp. January 08, 2009[1]	2.06	9,400	9,396
Nokia Corp. January 20, 2009[1]	1.95	135,000	134,830
Novartis Finance Corp. January 07, 2009[1]	1.25	14,000	13,994
Park Avenue Receivables Co., LLC January 21, 2009[1]	1.25	30,350	30,328
PepsiCo Inc. January 16, 2009[1]	0.40	20,000	19,996
Pfizer Inc January 23, 2009[1]	1.40	125,000	124,906
Pfizer Inc February 03, 2009[1]	1.05	65,000	64,931
Private Export Funding Corp. January 12, 2009[1]	1.25	20,000	19,992
Private Export Funding Corp. January 13, 2009[1]	1.86	50,000	49,969
Private Export Funding Corp. January 27, 2009[1]	1.25	50,000	49,926
Private Export Funding Corp. January 30, 2009[1]	0.80	5,000	4,997
Private Export Funding Corp. February 10, 2009[1]	0.60	30,000	29,980
Private Export Funding Corp. March 02, 2009[1]	0.15	50,000	49,987
Procter & Gamble Co. February 20, 2009[1]	0.90	25,000	24,993
Procter & Gamble International Funding S.C.A. January 07, 2009[1]	1.50	20,000	19,995
Procter & Gamble International Funding S.C.A. January 16, 2009[1]	1.55	4,000	3,998
Procter & Gamble International Funding S.C.A. January 20, 2009[1]	1.15	60,000	59,961
Procter & Gamble International Funding S.C.A. January 22, 2009[1]	1.15	20,000	19,986
Procter & Gamble International Funding S.C.A. February 10, 2009[1]	0.25	52,700	52,685
Procter & Gamble International Funding S.C.A. February 17, 2009[1]	0.35	30,000	29,992
Procter & Gamble International Funding S.C.A. February 19, 2009[1]	0.35	25,000	24,993
Rabobank USA Financial Corp. January 09, 2009	0.85	50,000	49,989
Ranger Funding Co. LLC January 07, 2009[1]	0.35	50,000	49,997
Ranger Funding Co. LLC January 20, 2009[1]	0.25	35,000	34,995
Ranger Funding Co. LLC January 23, 2009[1]	0.50	35,000	34,989
Royal Bank of Canada January 09, 2009	0.84	35,000	34,993
Shell International Finance BV February 03, 2009[1]	1.30	50,000	49,947
Shell International Finance BV February 10, 2009[1]	1.15	50,000	49,956
Siemens Capital Co. LLC January 15, 2009[1]	0.30	50,000	49,994
Siemens Capital Co. LLC February 09, 2009[1]	0.82	60,000	59,868
Siemens Capital Co. LLC March 09, 2009[1]	0.15	34,365	34,294
Société Générale North America, Inc. January 30, 2009	0.47	40,000	39,984
Société Générale North America, Inc. February 05, 2009	0.33	25,000	24,992
Statoil ASA January 09, 2009[1]	1.50	30,000	29,989
Statoil ASA February 06, 2009[1]	1.25	14,300	14,282
Thunder Bay Funding, LLC January 15, 2009[1]	0.80	40,000	39,987
Thunder Bay Funding, LLC January 23, 2009[1]	0.30	25,000	24,995
Toronto-Dominion Holdings USA Inc. February 18, 2009[1]	0.30	50,000	49,919
Total Capital Canada Ltd. January 05, 2009[1]	1.15	25,000	24,996
Total Capital Canada Ltd. January 09, 2009[1]	1.17	29,800	29,791
Total Capital Canada Ltd. February 17, 2009[1]	0.50	77,900	77,806
Total Capital SA January 05, 2009[1]	1.15	100,000	99,984
Unilever Capital Corp. February 17, 2009[1]	0.90	20,000	19,993
United Parcel Service Inc. January 05, 2009[1]	1.05	25,000	24,995
United Parcel Service Inc. January 06, 2009[1]	1.05	50,000	49,988
United Parcel Service Inc. January 08, 2009[1]	0.90	50,000	49,985
United Parcel Service Inc. January 20, 2009[1]	0.45	50,000	49,967
United Parcel Service Inc. January 26, 2009[1]	0.40	50,000	49,958
USAA Capital Corp. January 16, 2009	1.25	25,000	24,976
Walt Disney Co. January 13, 2009	1.71	65,000	64,965
Yale University February 18, 2009	0.98	53,195	53,109
			6,353,934

U.S. TREASURIES — 12.39%
U.S. Treasury Bills January 02, 2009	0.73	500,000	499,989
U.S. Treasury Bills January 08, 2009	0.90	175,000	174,993
U.S. Treasury Bills January 15, 2009	0.79	550,000	549,979
U.S. Treasury Bills January 22, 2009	0.75	819,200	819,191
U.S. Treasury Bills January 29, 2009	0.39	450,000	449,991
U.S. Treasury Bills February 05, 2009	0.29	400,000	399,998
U.S. Treasury Bills February 12, 2009	0.13	200,000	199,993
U.S. Treasury Bills February 19, 2009	0.11	100,000	99,998
			3,194,132

Total investment securities (cost: $25,978,545,000)			25,980,745
Other assets less liabilities			(206,537)

Net assets			$25,774,208

1Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,119,760,000, which represented 15.98% of the net assets of the fund.

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on October 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At December 31, 2008, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$4,717
Gross unrealized depreciation on investment securities	(2,517)
Net unrealized appreciation on investment securities	2,200
Cost of investment securities for federal income tax purposes	25,978,545

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CASH MANAGEMENT TRUST OF AMERICA

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: February 27, 2009

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: February 27, 2009